Restricted Net Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of restricted net assets	¥ 201,401,000	$ 28,800
Percent of restricted net asset limit to net assets	25.00%	25.00%
General reserve fund and statutory surplus fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Retained earnings, appropriated	¥ 1,421,000	$ 203	¥ 0	¥ 0
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of annual after-tax profit required to allocate to the general reserve fund	10.00%
Percentage of annual after-tax profit required to allocate to the statutory surplus fund	10.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to general reserve fund	50.00%
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to statutory surplus fund	50.00%